Schedule of Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Operating lease expense	$ 456	$ 576	$ 1,693	$ 2,338
Research and Development Expense [Member]
Loss Contingencies [Line Items]
Operating lease expense	66	86	210	499
Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Operating lease expense	159	231	886	1,012
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Operating lease expense	$ 231	$ 259	$ 597	$ 827